TAXES ON INCOME (Schedule of Current Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of tax expenses:
Loss before taxes on income, as reported in the statements of operations	$ 1,878	$ 8,276	$ 9,377	$ 7,049	$ 10,534	$ 4,129	$ 14,663	$ 3,373	$ 2,677
Theoretical tax benefit				(2,397)			(4,985)	(1,147)	(910)
Increase in tax benefit resulting from permanent differences				863			601	431	92
Increase (decrease) in taxes on income resulting from the computation of deferred taxes at a rate which is different from the theoretical rate							(116)	62	24
Increase (decrease) in uncertain tax positions - net							(60)	30	30
Decrease in theoretical tax benefit resulting from subsidiaries different tax rate				434			1,385	304	214
Change in corporate tax rates, see c above							(545)		481
Change in valuation allowance				1,132			3,722	367	116
Total tax expenses	42	(43)	49	32	(18)	20	2	47	47
Changes in valuation allowance:
Valuation allowance, balance			8,050	6,918		3,196	3,196	2,829	2,713
Changes during the year				1,132			3,722	367	116
Valuation allowance, balance		$ 6,918		$ 8,050	$ 6,918		$ 6,918	$ 3,196	$ 2,829